Share-based payments - Expenses relation to Options (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total recorded expenses	$ 315	$ 12	$ 705	$ 24	$ 299	$ 4,643
Class B complex vesting (performance-based awards)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expenses in relation to fulfilled condition					169	860
Expenses in relation to yet unfulfilled performance conditions		12		24		59
Total recorded expenses		$ 12		$ 24	$ 169	$ 919